Quarterly Holdings Report
for

Fidelity® SAI U.S. Momentum Index Fund

October 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SY1-QTLY-1220
1.9878816.103

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 13.0%
Entertainment - 3.6%
Activision Blizzard, Inc.	184,206	$13,949,920
Electronic Arts, Inc. (a)	59,837	7,170,268
Netflix, Inc. (a)	88,606	42,153,418
Roku, Inc. Class A (a)	12,485	2,526,964
Take-Two Interactive Software, Inc. (a)	13,699	2,122,249
		67,922,819
Interactive Media & Services - 7.7%
Alphabet, Inc.:
Class A (a)	30,666	49,559,629
Class C (a)	31,143	50,483,114
Facebook, Inc. Class A (a)	124,840	32,846,652
InterActiveCorp (a)	12,835	1,549,441
Match Group, Inc. (a)	7,417	866,157
Pinterest, Inc. Class A (a)	51,496	3,035,689
Snap, Inc. Class A (a)	57,503	2,265,043
Zillow Group, Inc. Class C (a)(b)	28,116	2,491,640
		143,097,365
Media - 1.0%
Cable One, Inc.	733	1,269,453
Charter Communications, Inc. Class A (a)	26,704	16,124,409
Liberty Broadband Corp. Class C (a)	13,988	1,982,239
		19,376,101
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	112,479	12,324,324

TOTAL COMMUNICATION SERVICES		242,720,609

CONSUMER DISCRETIONARY - 14.1%
Automobiles - 4.9%
Tesla, Inc. (a)	234,967	91,176,595
Hotels, Restaurants & Leisure - 0.3%
Chipotle Mexican Grill, Inc. (a)	1,698	2,040,113
Domino's Pizza, Inc.	8,895	3,365,156
		5,405,269
Household Durables - 0.1%
D.R. Horton, Inc.	13,541	904,674
Lennar Corp. Class A	9,168	643,869
PulteGroup, Inc.	7,364	300,157
Whirlpool Corp.	1,943	359,377
		2,208,077
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	30,818	93,568,074
eBay, Inc.	143,666	6,842,812
MercadoLibre, Inc. (a)	9,004	10,931,306
Wayfair LLC Class A (a)	14,264	3,537,900
		114,880,092
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (a)	40,254	4,436,393
Multiline Retail - 1.0%
Dollar General Corp.	57,071	11,911,288
Target Corp.	49,030	7,463,347
		19,374,635
Specialty Retail - 0.7%
Best Buy Co., Inc.	20,529	2,290,010
Lowe's Companies, Inc.	47,973	7,584,531
Tiffany & Co., Inc.	8,212	1,074,458
Tractor Supply Co.	18,635	2,482,368
		13,431,367
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	30,564	9,758,780
NIKE, Inc. Class B	33,877	4,067,950
		13,826,730

TOTAL CONSUMER DISCRETIONARY		264,739,158

CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Brown-Forman Corp. Class B (non-vtg.)	13,812	962,835
Monster Beverage Corp. (a)	64,426	4,933,099
		5,895,934
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	71,223	25,470,769
Kroger Co.	145,824	4,696,991
Walmart, Inc.	26,953	3,739,729
		33,907,489
Food Products - 0.4%
Campbell Soup Co.	16,106	751,667
Conagra Brands, Inc.	13,723	481,540
General Mills, Inc.	42,482	2,511,536
Hormel Foods Corp.	46,524	2,265,254
McCormick & Co., Inc. (non-vtg.)	6,992	1,262,126
		7,272,123
Household Products - 0.5%
Church & Dwight Co., Inc.	16,348	1,445,000
Clorox Co.	35,984	7,457,684
		8,902,684

TOTAL CONSUMER STAPLES		55,978,230

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cabot Oil & Gas Corp.	19,489	346,709
FINANCIALS - 3.1%
Capital Markets - 3.0%
BlackRock, Inc. Class A	22,853	13,693,746
FactSet Research Systems, Inc.	6,277	1,923,901
KKR & Co. LP	10,553	360,385
MarketAxess Holdings, Inc.	9,183	4,948,260
Moody's Corp.	30,695	8,069,716
MSCI, Inc.	21,541	7,535,903
S&P Global, Inc.	56,294	18,167,763
The NASDAQ OMX Group, Inc.	9,051	1,095,080
Tradeweb Markets, Inc. Class A	6,704	365,234
		56,159,988
Insurance - 0.1%
Arthur J. Gallagher & Co.	11,702	1,213,614
Brown & Brown, Inc.	30,252	1,316,265
Erie Indemnity Co. Class A	611	142,284
		2,672,163

TOTAL FINANCIALS		58,832,151

HEALTH CARE - 21.2%
Biotechnology - 5.6%
AbbVie, Inc.	235,313	20,025,136
Alnylam Pharmaceuticals, Inc. (a)	19,055	2,343,193
Amgen, Inc.	101,803	22,085,143
Biogen, Inc. (a)	8,745	2,204,352
BioMarin Pharmaceutical, Inc. (a)	27,819	2,070,568
Gilead Sciences, Inc.	131,776	7,662,774
Incyte Corp. (a)	21,285	1,844,132
Moderna, Inc. (a)(b)	111,690	7,535,724
Neurocrine Biosciences, Inc. (a)	10,599	1,045,803
Regeneron Pharmaceuticals, Inc. (a)	32,780	17,817,897
Sarepta Therapeutics, Inc. (a)	9,097	1,236,373
Seagen, Inc. (a)	35,995	6,003,966
Vertex Pharmaceuticals, Inc. (a)	60,258	12,555,357
		104,430,418
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	99,924	10,503,012
Abiomed, Inc. (a)	2,989	752,869
Align Technology, Inc. (a)	4,083	1,739,685
Baxter International, Inc.	19,537	1,515,485
Danaher Corp.	124,703	28,624,327
DexCom, Inc. (a)	30,282	9,677,522
Hologic, Inc. (a)	18,316	1,260,507
IDEXX Laboratories, Inc. (a)	8,697	3,694,660
Insulet Corp. (a)	11,582	2,574,100
Masimo Corp. (a)	14,070	3,149,147
ResMed, Inc.	21,784	4,181,221
STERIS PLC	3,812	675,448
Varian Medical Systems, Inc. (a)	5,783	999,302
West Pharmaceutical Services, Inc.	26,853	7,305,896
		76,653,181
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	17,196	1,652,020
Cardinal Health, Inc.	6,267	286,966
Centene Corp. (a)	48,769	2,882,248
Cigna Corp.	20,295	3,388,656
DaVita HealthCare Partners, Inc. (a)	14,371	1,239,499
Humana, Inc.	24,712	9,867,007
McKesson Corp.	13,072	1,927,989
Molina Healthcare, Inc. (a)	4,473	834,080
UnitedHealth Group, Inc.	144,751	44,169,320
		66,247,785
Health Care Technology - 0.8%
Teladoc Health, Inc. (a)(b)	26,405	5,187,526
Veeva Systems, Inc. Class A (a)	37,693	10,178,995
		15,366,521
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	29,624	3,024,314
Avantor, Inc. (a)	31,709	737,868
Bio-Rad Laboratories, Inc. Class A (a)	5,746	3,369,569
Mettler-Toledo International, Inc. (a)	2,749	2,743,255
PerkinElmer, Inc.	12,339	1,598,517
Thermo Fisher Scientific, Inc.	90,896	43,004,716
		54,478,239
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	202,277	11,823,091
Catalent, Inc. (a)	38,997	3,422,767
Eli Lilly & Co.	168,537	21,987,337
Johnson & Johnson	208,181	28,543,697
Zoetis, Inc. Class A	82,780	13,124,769
		78,901,661

TOTAL HEALTH CARE		396,077,805

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.0%
Teledyne Technologies, Inc. (a)	2,389	738,559
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	7,839	693,203
FedEx Corp.	17,789	4,615,712
United Parcel Service, Inc. Class B	53,524	8,409,156
		13,718,071
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	4,377	353,968
Masco Corp.	14,515	778,004
Trane Technologies PLC	5,417	719,107
		1,851,079
Commercial Services & Supplies - 0.2%
Cintas Corp.	3,076	967,556
Copart, Inc. (a)	9,378	1,034,956
Rollins, Inc.	32,802	1,897,596
		3,900,108
Electrical Equipment - 0.3%
Eaton Corp. PLC	7,305	758,186
Rockwell Automation, Inc.	16,348	3,876,438
Sunrun, Inc. (a)	7,325	381,047
		5,015,671
Machinery - 0.5%
Cummins, Inc.	8,380	1,842,678
Deere & Co.	7,468	1,687,096
Illinois Tool Works, Inc.	28,101	5,504,424
Ingersoll Rand, Inc. (a)	6,436	224,874
Nordson Corp.	1,738	336,181
		9,595,253
Professional Services - 0.6%
CoStar Group, Inc. (a)	7,287	6,001,646
IHS Markit Ltd.	43,989	3,557,390
Verisk Analytics, Inc.	4,853	863,688
		10,422,724
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	2,635	320,785
Kansas City Southern	12,159	2,141,686
Old Dominion Freight Lines, Inc.	25,836	4,918,399
		7,380,870
Trading Companies & Distributors - 0.3%
Fastenal Co.	99,259	4,290,967
United Rentals, Inc. (a)	1,637	291,861
		4,582,828

TOTAL INDUSTRIALS		57,205,163

INFORMATION TECHNOLOGY - 37.4%
Electronic Equipment & Components - 0.1%
Cognex Corp.	12,522	825,200
Zebra Technologies Corp. Class A (a)	1,454	412,413
		1,237,613
IT Services - 5.8%
Akamai Technologies, Inc. (a)	27,782	2,642,624
Black Knight, Inc. (a)	19,931	1,752,931
Booz Allen Hamilton Holding Corp. Class A	3,648	286,368
EPAM Systems, Inc. (a)	12,205	3,770,735
Fidelity National Information Services, Inc.	12,309	1,533,578
Fiserv, Inc. (a)	10,862	1,036,995
Global Payments, Inc.	7,284	1,148,978
GoDaddy, Inc. (a)	3,638	257,352
Jack Henry & Associates, Inc.	11,337	1,680,710
Leidos Holdings, Inc.	9,091	754,553
MasterCard, Inc. Class A	39,024	11,263,887
MongoDB, Inc. Class A (a)(b)	11,856	2,708,740
Okta, Inc. (a)	28,574	5,995,682
PayPal Holdings, Inc. (a)	296,295	55,149,388
Square, Inc. (a)	68,329	10,582,796
Twilio, Inc. Class A (a)	25,942	7,237,040
		107,802,357
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. (a)	307,841	23,177,349
Applied Materials, Inc.	69,044	4,089,476
Broadcom, Inc.	9,630	3,366,937
Intel Corp.	359,658	15,925,656
KLA-Tencor Corp.	10,925	2,154,192
Lam Research Corp.	18,104	6,193,016
Marvell Technology Group Ltd.	100,543	3,771,368
Micron Technology, Inc. (a)	79,583	4,006,208
NVIDIA Corp.	181,639	91,066,529
Qorvo, Inc. (a)	22,821	2,906,483
Qualcomm, Inc.	65,196	8,042,579
Skyworks Solutions, Inc.	37,336	5,275,203
Teradyne, Inc.	30,575	2,686,014
		172,661,010
Software - 17.4%
Adobe, Inc. (a)	128,525	57,463,528
ANSYS, Inc. (a)	19,103	5,814,380
Autodesk, Inc. (a)	42,041	9,902,337
Avalara, Inc. (a)	21,313	3,176,703
Cadence Design Systems, Inc. (a)	71,696	7,841,392
Citrix Systems, Inc.	28,009	3,172,579
Coupa Software, Inc. (a)	20,052	5,367,920
Crowdstrike Holdings, Inc. (a)	40,272	4,987,284
Datadog, Inc. Class A (a)	45,306	4,111,520
DocuSign, Inc. (a)	70,676	14,294,221
Dynatrace, Inc. (a)	39,342	1,389,166
Fair Isaac Corp. (a)	1,024	400,845
Fortinet, Inc. (a)	28,381	3,132,411
Microsoft Corp.	454,392	92,000,748
Nortonlifelock, Inc.	121,741	2,504,212
Paycom Software, Inc. (a)	5,524	2,011,233
RingCentral, Inc. (a)	19,468	5,029,363
Salesforce.com, Inc. (a)	137,502	31,937,590
ServiceNow, Inc. (a)	47,960	23,863,457
Slack Technologies, Inc. Class A (a)(b)	27,934	714,552
Splunk, Inc. (a)	29,300	5,802,572
Synopsys, Inc.(a)	39,728	8,496,230
The Trade Desk, Inc. (a)	3,198	1,811,507
Tyler Technologies, Inc. (a)	9,698	3,727,717
Zoom Video Communications, Inc. Class A (a)	54,914	25,310,412
Zscaler, Inc. (a)	14,351	1,948,148
		326,212,027
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	843,692	91,844,311
Dell Technologies, Inc. (a)	13,720	826,767
		92,671,078

TOTAL INFORMATION TECHNOLOGY		700,584,085

MATERIALS - 1.2%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	13,368	3,692,776
FMC Corp.	2,905	298,460
Sherwin-Williams Co.	2,167	1,490,853
		5,482,089
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	95,274	1,652,051
Newmont Corp.	230,006	14,453,577
		16,105,628

TOTAL MATERIALS		21,587,717

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	57,357	13,172,035
Crown Castle International Corp.	58,205	9,091,621
Digital Realty Trust, Inc.	45,491	6,564,351
Equinix, Inc.	19,730	14,427,365
SBA Communications Corp. Class A	17,677	5,132,870
		48,388,242
UTILITIES - 0.9%
Electric Utilities - 0.9%
Eversource Energy	14,134	1,233,474
NextEra Energy, Inc.	217,831	15,947,408
		17,180,882
Water Utilities - 0.0%
American Water Works Co., Inc.	3,635	547,104

TOTAL UTILITIES		17,727,986

TOTAL COMMON STOCKS
(Cost $1,436,090,001)		1,864,187,855

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.10% (c)	4,862,484	4,863,456
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	14,877,522	14,879,010
TOTAL MONEY MARKET FUNDS
(Cost $19,742,466)		19,742,466
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,455,832,467)		1,883,930,321
NET OTHER ASSETS (LIABILITIES) - (0.7)%(e)		(12,451,311)
NET ASSETS - 100%		$1,871,479,010

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	Dec. 2020	$7,019,105	$(38,995)	$(38,995)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $420,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,483
Fidelity Securities Lending Cash Central Fund	351
Total	$2,834

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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